SCHEDULES OF CONCENTRATION OF RISK (Details)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration of credit risk			[1]		[1]	35.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration of credit risk			[1]	13.00%			[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Concentration of credit risk			[1]	26.00%			[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Product Information [Line Items]
Concentration of credit risk		10.00%			[1]		[1]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Concentration of credit risk	[1]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Product Information [Line Items]
Concentration of credit risk	[1]	29.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Product Information [Line Items]
Concentration of credit risk	[1]	11.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Product Information [Line Items]
Concentration of credit risk		21.00%			[1]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Product Information [Line Items]
Concentration of credit risk		17.00%			[1]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Product Information [Line Items]
Concentration of credit risk			[1]	48.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Product Information [Line Items]
Concentration of credit risk			[1]	10.00%

[1]	Less than 10%